UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.
 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202
 (Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, Pennsylvania 19103-6996
 (Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1 - Schedule of Investments.

BLUE CHIP VALUE FUND, INC.

STATEMENT OF INVESTMENTS
March 31, 2006 (Unaudited)

			Market
	Shares	Cost	Value
COMMON STOCKS – 106.38%
CAPITAL GOODS – 8.46%
Aerospace & Defense – 3.56%
General Dynamics Corp.	49,600	$2,541,025	$3,173,408
Raytheon Co.	57,900	2,105,231	2,654,136
			5,827,544
Electrical Equipment – 1.77%
General Electric Co.	83,500	2,994,681	2,904,130
Industrial Products – 3.13%
ITT Industries	32,000	1,624,509	1,799,040
Parker Hannifin Corp.	41,400	2,885,186	3,337,254
			5,136,294
TOTAL CAPITAL GOODS		12,150,632	13,867,968

COMMERCIAL SERVICES – 4.35%
IT Services – 1.93%
Computer Sciences
Corp.**	57,050	2,701,100	3,169,128
Transaction Processing – 2.42%
First Data Corp.	84,800	3,395,973	3,970,336
TOTAL COMMERCIAL SERVICES		6,097,073	7,139,464

COMMUNICATIONS – 2.98%
Telecomm Equipment & Solutions – 2.98%
Nokia Corp.	236,000	3,703,046	4,889,920
TOTAL COMMUNICATIONS		3,703,046	4,889,920

CONSUMER CYCLICAL – 14.73%
Clothing & Accessories – 3.20%
TJX Companies Inc.	211,700	4,955,627	5,254,394
General Merchandise – 1.53%
Target Corp.	48,300	2,416,747	2,512,083
Hotels & Gaming – 2.24%
Starwood Hotels &
Resorts Worldwide Inc.	54,300	2,570,721	3,677,739
Publishing & Media – 2.78%
Walt Disney Co.	163,200	4,111,225	4,551,648
Restaurants – 2.46%
Darden Restaurants Inc.**	98,400	2,509,886	4,037,352
Retail – 2.52%
JC Penney Co. Inc.	68,500	3,821,608	4,138,085
TOTAL CONSUMER CYCLICAL		20,385,814	24,171,301

			Market
	Shares	Cost	Value
CONSUMER STAPLES – 5.31%
Food & Agricultural Products – 3.02%
Bunge Ltd.	55,400	$2,432,495	$3,086,334
Campbell Soup Co.	57,800	1,756,941	1,872,720
			4,959,054
Home Products – 2.29%
Colgate Palmolive Co.	65,600	3,692,051	3,745,760
TOTAL CONSUMER STAPLES		7,881,487	8,704,814

ENERGY – 12.71%
Exploration & Production – 5.99%
Occidental
Petroleum Corp.	65,600	3,824,629	6,077,840
XTO Energy Inc.	86,200	2,710,898	3,755,734
			9,833,574
Integrated Oils – 3.81%
Marathon Oil Corp.	50,900	2,017,779	3,877,053
Suncor Energy Inc.	30,700	1,030,169	2,364,514
			6,241,567
Oil Services – 2.91%
Transocean Inc.**	59,500	2,041,368	4,777,850
TOTAL ENERGY		11,624,844	20,852,991

FINANCIALS – 22.03%
Integrated Financial Services – 6.19%
American
International Group	61,800	3,956,453	4,084,362
Citigroup Inc.	128,700	5,796,067	6,078,501
			10,162,863
Money Center Banks – 1.59%
Bank of America Corp.	57,100	2,684,106	2,600,334
Regional Banks – 2.85%
US Bancorp	75,300	2,162,766	2,296,650
Wachovia Corp.	42,500	2,068,475	2,382,125
			4,678,775
Securities & Asset Management – 5.86%
Merrill Lynch &
Company Inc.	68,900	3,823,370	5,426,564
Morgan Stanley & Co.	66,700	3,555,013	4,190,094
			9,616,658
Specialty Finance – 3.55%
Countrywide
Financial Corp.	90,700	3,154,926	3,328,690
Freddie Mac	40,800	2,602,638	2,488,800
			5,817,490
Thrifts – 1.99%
Washington Mutual Inc.	76,600	3,048,873	3,264,692
TOTAL FINANCIALS		32,852,688	36,140,812

			Market
	Shares	Cost	Value
MEDICAL - HEALTHCARE – 16.98%
Medical Technology – 3.30%
Boston Scientific Co.**	114,100	$2,914,549	$2,630,005
Medtronic Inc.	54,900	2,762,540	2,786,175
			5,416,180
Pharmaceuticals – 13.68%
Abbott Laboratories	129,400	5,467,697	5,495,618
Amgen Inc.**	61,500	3,554,563	4,474,125
Barr
Pharmaceuticals Inc.**	49,800	2,343,590	3,136,404
Teva Pharmaceutical
Industries Ltd.	184,700	5,049,474	7,605,946
Zimmer Holdings Inc.**	25,400	1,767,426	1,717,040
			22,429,133
TOTAL MEDICAL - HEALTHCARE		23,859,839	27,845,313

TECHNOLOGY – 15.55%
Computer Software – 9.30%
International Business
Machines Corp.	45,500	3,638,348	3,752,385
Microsoft Corp.	269,900	7,929,402	7,343,979
Verisign Inc.**	173,700	4,248,510	4,167,063
			15,263,427
PC’s & Servers – 2.19%
Dell**	120,500	3,802,449	3,586,080
Semiconductors – 4.06%
Altera Corp.**	68,100	1,514,900	1,405,584
Intel Corp.	160,500	4,232,806	3,105,675
Maxim Integrated
Products Inc.	57,900	2,225,973	2,150,985
			6,662,244
TOTAL TECHNOLOGY		27,592,388	25,511,751

TRANSPORTATION – 3.28%
Railroads – 3.28%
Norfolk Southern Corp.	99,400	3,536,893	5,374,558
TOTAL TRANSPORTATION		3,536,893	5,374,558
TOTAL COMMON STOCKS		149,684,704	174,498,892

SHORT TERM INVESTMENTS – 0.12%
Goldman Sachs Financial
Square Prime Obligations
Fund FST - Shares	200,763	200,763	200,763
TOTAL SHORT TERM
INVESTMENTS		200,763	200,763

TOTAL
INVESTMENTS	106.50%	$149,885,467	$174,699,655
Liabilities in Excess
of Other Assets	(6.50%)		(10,655,523)
NET ASSETS	100.00%		$164,044,132

**Denotes non-income producing security

See accompanying notes to the statement of investments.

BLUE CHIP VALUE FUND
NOTES TO STATEMENT OF INVESTMENTS
March 31, 2006 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation-All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") are generally valued at the NASDAQ Official Closing Price ("NOCP"). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investment are determined on the "specific identification" basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of March 31, 2006:

Gross appreciation (excess of value over tax cost)	$ 27,749,499
Gross depreciation (excess of tax cost over value)	(3,130,322)
Net unrealized appreciation	$ 24,619,167
Cost of investments for income tax purposes	$150,080,488

3. LOAN OUTSTANDING

On December 6, 2005 an agreement with The Bank of New York ("BONY") was reached, in which the Fund  may borrow up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%.

The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds' assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Three Months Ended
	March 31,	March 31,
	2006	2006
Loan outstanding	$10,660,000	$13,363,111
Interest rate	5.59%*	5.27% *
% of Fund's total assets	6.09%	7.64%
Amount of debt per share outstanding	$ 0.38	$ 0.48
Number of shares outstanding (in thousands)	27,726	27,724**

*Annualized
**Weighted average

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal   Executive Officer

Date:    May 25, 2006

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal   Executive Officer

Date:    May 25, 2006

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

            Treasurer / Principal Financial Officer

Date:    May 25, 2006